LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET - The breakdown of loans to financial institutions by stage (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total loans to Financial institutions	$ 9,686,637	$ 8,154,507
Allowance	(24,157)	(16,438)
Total Net Loans with financial institutions	9,662,480	8,138,069
Stage One
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total loans to Financial institutions	9,685,938	8,140,354
Allowance	(23,820)	(15,048)
Total Net Loans with financial institutions	9,662,118	8,125,306
Stage Two
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total loans to Financial institutions	38	13,812
Allowance	(9)	(1,123)
Total Net Loans with financial institutions	29	12,689
Stage Three
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total loans to Financial institutions	661	341
Allowance	(328)	(267)
Total Net Loans with financial institutions	$ 333	$ 74